Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 137,452,478	$ 99,415,959
Ocean Freight Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	136,933,232	98,993,119
Vessel Services Revenue and Others [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 519,246	$ 422,840